Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock-based Compensation
Schedule of stock option activity

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2020	5,034,858	$9.26	6.1	$14,742
Granted	295,413	$14.41
Exercised	(10,840)	$0.84		145
Forfeited	(59,340)	$11.22
Expired	(30,416)	$11.32
Outstanding at September 30, 2021	5,229,675	$9.53	5.6	$79,176
Exercisable at September 30, 2021	4,120,199	$8.87	4.6	$65,093
Nonvested at September 30, 2021	1,109,476	$11.98	9.0	$14,083

The following table summarizes the Company’s stock option activity for the year ended December 31, 2020:

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2019	3,800,342	$8.65	5.94	$11,358
Granted	1,271,073	11.03
Exercised	(10,839)	1.12	16
Forfeited	—
Expired	(25,718)	10.82
Outstanding at December 31, 2020	5,034,858	$9.26	6.12	$14,742
Exercisable at December 31, 2020	3,453,942	$8.26	4.68	$13,641
Nonvested at December 31, 2020	1,580,916	$11.42	9.26	$1,101

Schedule of stock-based compensation expense

Stock-based compensation expense is classified in the consolidated statements of operations as follows (in thousands):

	Nine Months Ended
	September 30,
	2021	2020
Research and development	$1,304	$1,467
General and administrative	2,876	1,960
Total	$4,180	$3,427

Stock-based compensation expense is classified in the consolidated statements of operations as follows (in thousands):

	Year ended
	December 31,
	2020	2019
Research and development	$1,960	$1,925
General and administrative	2,848	2,878
Total	$4,808	$4,803